Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2016, 2017 and 2018.

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues:
E-commerce	6,277,183	5,768,243	3,427,289
New Businesses	-	73,732	879,179
Inter-segment*	-	(25,143)	(17,600)
Total consolidated net revenues	6,277,183	5,816,832	4,288,868

Operating income/(loss):
E-commerce	132,255	95,012	(307,959)
New Businesses	-	(133,237)	37,049
Inter-segment*	-	-	-
Total segment operating income/(loss)	132,255	(38,225)	(270,910)
Total consolidated operating income/(loss)	132,255	(38,225)	(270,910)
Total other income, net	49,531	25,025	398,305
Income/(loss) before tax	181,786	(13,200)	127,395

(*) The inter-segment eliminations mainly consist of revenues related to research and development services and warehouse services provided by E-commerce to New Businesses.